CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 253,927	$ 289,676
Restricted cash	8,552	15,330
Accounts receivable, net	36,307	45,461
Due from related companies (Note 2)	7,725	4,169
Advances and other	15,500	14,132
Vessels held for sale (Note 3)	68,403	67,255
Inventories	15,204	14,410
Prepaid insurance and other	2,464	1,765
Current portion of financial instruments-Fair value (Note 11)	649	28
Total current assets	408,731	452,226
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	515	126
FIXED ASSETS (Note 3)
Advances for vessels under construction	406,227	371,238
Vessels	2,969,375	2,748,330
Accumulated depreciation	(745,079)	(695,044)
Vessels' Net Book Value	2,224,296	2,053,286
Total fixed assets	2,630,523	2,424,524
DEFERRED CHARGES, net (Note 4)	16,984	15,290
Total assets	3,057,753	2,893,166
CURRENT LIABILITIES:
Current portion of long-term debt (Note 5)	309,829	318,224
Payables	39,626	33,264
Due to related companies (Note 2)	3,644	1,740
Dividends payable	6,704	0
Accrued liabilities	29,526	29,363
Unearned revenue	6,794	12,277
Current portion of financial instruments - Fair value (Note 11)	4,109	5,706
Total current liabilities	400,232	400,574
LONG-TERM DEBT, net of current portion (Note 5)	1,237,144	1,074,339
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	6,421	3,181
STOCKHOLDERS' EQUITY (Note 7):
Preferred shares, $ 1.00 par value; 15,000,000 shares authorized and 2,000,000 Series B Preferred Shares, 2,000,000 Series C Preferred Shares issued and 3,400,000 Series D Preferred Shares issued and outstanding at June 30, 2016 and December 31, 2015	7,400	7,400
Common shares, $ 1.00 par value; 185,000,000 shares authorized at June 30, 2016 and December 31, 2015; 87,338,652 shares issued and 84,154,576 shares outstanding at June 30, 2016 and 87,338,652 shares issued and outstanding at December 31, 2015	87,339	87,339
Additional paid-in capital	752,001	752,001
Cost of treasury stock	(18,057)	0
Accumulated other comprehensive loss	(13,975)	(10,727)
Retained earnings	587,767	567,464
Total Tsakos Energy Navigation Limited stockholders' equity	1,402,475	1,403,477
Non-controlling Interest	11,481	11,595
Total stockholders' equity	1,413,956	1,415,072
Total liabilities and stockholders' equity	$ 3,057,753	$ 2,893,166